Unaudited Condensed Consolidated Interim Statements of Changes in Equity - BRL (R$) R$ in Thousands	Issued capital [member]	Statutory reserve [member]	Investment Reserve [Member]	Complementary Minimum Dividend [Member]	Retained earnings [member]	Accumulated other comprehensive income [member]	Total
Beginning balance, value at Dec. 31, 2022	R$ 15,000,000	R$ 1,688,428	R$ 10,390,535	R$ 76,927		R$ 177,643	R$ 27,333,533
IfrsStatementLineItems [Line Items]
Net income for the year					747,212		747,212
Actuarial gains (losses)
Total comprehensive income for the year					747,212	177,643	28,080,745
Legal reserve
Ending balance, value at Mar. 31, 2023	15,000,000	1,688,428	10,390,535	76,927	747,212	177,643	28,080,745
Beginning balance, value at Dec. 31, 2023	15,000,000	1,864,604	12,753,363	93,047		146,362	29,857,376
IfrsStatementLineItems [Line Items]
Net income for the year					823,295		823,295
Actuarial gains (losses)
Total comprehensive income for the year					823,295	146,362	30,680,671
Legal reserve
Ending balance, value at Mar. 31, 2024	R$ 15,000,000	R$ 1,864,604	R$ 12,753,363	R$ 93,047	R$ 823,295	R$ 146,362	R$ 30,680,671